Financial Instruments - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Assets
Fair value of assets	$ 28,512	$ 26,909
Liabilities
Fair value of liabilities	927	2,492
Derivative Instruments [Member]
Liabilities
Fair value of liabilities	927	2,492
Money Market Funds [Member]
Assets
Fair value of assets	27,873	26,712
Derivative Instruments [Member]
Assets
Fair value of assets	639	197
Level 1 [Member]
Assets
Fair value of assets	27,873	26,712
Level 1 [Member] | Money Market Funds [Member]
Assets
Fair value of assets	27,873	26,712
Level 2 [Member]
Assets
Fair value of assets	639	197
Liabilities
Fair value of liabilities	927	2,492
Level 2 [Member] | Derivative Instruments [Member]
Liabilities
Fair value of liabilities	927	2,492
Level 2 [Member] | Derivative Instruments [Member]
Assets
Fair value of assets	$ 639	$ 197